Private Placement - Additional Information (Detail) - $ / shares		6 Months Ended	12 Months Ended
	May 06, 2024	Jun. 30, 2025	Dec. 31, 2024
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	28,750,000	725,000	725,000
Shares issued, price per share		$ 10	$ 10
Class of warrant or right, exercise price of warrants or rights		$ 11.5
Warrant exercisable period after initial business combination		30 days	30 days
Minimum period of completion of business combination			24 months
Maximum period of completion of business combination			27 months
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	725,000
Private Placement Warrants [Member] | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights			$ 11.5